Consultancy and Professional Fees (Details) - Schedule of consultancy and professional fees - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consultancy And Professional Fees Abstract
Legal Fees	$ 981,085	$ 1,137,615	$ 105,615
Audit fees	695,086	1,399,593	40,513
Consultancy fees	438,536	3,583,286	85,241
Total	$ 2,114,707	$ 6,120,494	$ 231,369